UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21337

Western Asset Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

FORM N-Q

FEBRUARY 29, 2016

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 110.3%
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.5%
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	460,000	EUR	$502,288	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,000,000		958,750	(a)(b)

Total Auto Components					1,461,038

Automobiles - 0.3%
General Motors Co., Senior Notes	6.600%	4/1/36	880,000		914,047

Diversified Consumer Services - 0.6%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	147,394	(c)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	260,000	GBP	378,862
Service Corp. International, Senior Notes	7.625%	10/1/18	185,000		207,200	(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	480,000		553,200	(b)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	500,000		510,000	(b)

Total Diversified Consumer Services					1,796,656

Hotels, Restaurants & Leisure - 3.7%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	697,342		633,605	(a)(d)(e)(f)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	520,000		552,500	(b)
CCM Merger Inc., Senior Notes	9.125%	5/1/19	940,000		961,150	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	2,020,000		1,732,150
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	461,000		444,865	(a)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	700,000		666,750	(a)(b)
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	1,095,000	GBP	1,581,381
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	450,000		441,000	(a)(b)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	420,000		408,450	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,934,000		2,035,535	(a)(b)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	1,660,000		1,547,950	(a)(b)

Total Hotels, Restaurants & Leisure					11,005,336

Household Durables - 1.2%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,020,000		1,041,675	(a)(b)(d)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	850,000		837,250	(a)(b)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	830,000		830,000	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	160,000		147,200	(b)
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,050,000		897,750	(a)(b)

Total Household Durables					3,753,875

Media - 6.7%
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	180,000		186,525	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	6/1/20	260,000		271,180	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	4/1/24	1,150,000		1,177,312	(a)
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	680,000		698,637	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	400,000		422,901	(a)
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	70,000		57,225
DISH DBS Corp., Senior Notes	7.875%	9/1/19	920,000		1,000,031	(b)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	190,000		194,038	(b)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	2,520,000		2,419,200	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	470,000	$424,081	(b)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	710,000	422,450	(a)
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	20,000	20,571	(b)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	858,500	210,333	(d)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,080,709	726,777	(a)(d)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	3,390,000	3,322,200	(a)(b)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	922,000	1,063,421	(b)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	352,000	402,708	(b)
Tribune Media Co., Senior Notes	5.875%	7/15/22	380,000	380,950	(a)(b)
UBM PLC, Notes	5.750%	11/3/20	1,500,000	1,625,928	(a)(b)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	81,000	86,362	(a)(b)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	670,000	657,438	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	2,450,000	1,676,376	(b)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,510,000	1,579,837	(a)(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	930,000	935,812	(a)(b)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	200,000	199,500	(a)(b)

Total Media				20,161,793

Multiline Retail - 0.2%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	180,000	151,200	(b)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	500,000	303,750	(a)(d)

Total Multiline Retail				454,950

Specialty Retail - 1.5%
American Greetings Corp., Senior Notes	7.375%	12/1/21	700,000	716,625	(b)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	1,830,000	1,573,800	(a)(b)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	430,000	397,750	(a)(b)
L Brands Inc., Senior Notes	6.875%	11/1/35	960,000	1,023,600	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	880,000	919,600

Total Specialty Retail				4,631,375

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	290,000	290,000	(a)

TOTAL CONSUMER DISCRETIONARY				44,469,070

CONSUMER STAPLES - 4.9%
Beverages - 1.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	1,250,000	1,312,960
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	2,030,000	2,180,559
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	710,000	681,600	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	590,000	622,450	(b)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	630,000	711,113	(a)(b)

Total Beverages				5,508,682

Food & Staples Retailing - 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	990,000	884,813	(a)

Food Products - 1.4%
BRF SA, Senior Notes	4.750%	5/22/24	951,000	867,787	(a)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	370,000	363,525	(a)
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.750%	6/15/25	330,000	285,450	(a)(b)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	200,000	199,400	(b)(c)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	410,000	380,275	(a)(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	210,000	211,575	(a)(b)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	840,000	820,050	(a)(b)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,360,000	1,156,000	(a)

Total Food Products				4,284,062

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 1.1%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	350,000	$358,750
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	200,000	175,000	(a)
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	350,000	378,437	(b)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	200,000	212,500
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	740,000	783,475
Sun Products Corp., Senior Notes	7.750%	3/15/21	1,410,000	1,247,850	(a)

Total Household Products				3,156,012

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,230,000	931,725

TOTAL CONSUMER STAPLES				14,765,294

ENERGY - 19.4%
Energy Equipment & Services - 0.8%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	520,000	221,000
CGG, Senior Notes	6.500%	6/1/21	550,000	188,375
CGG, Senior Notes	6.875%	1/15/22	420,000	147,000
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	370,000	170,200	(a)(b)
Parker Drilling Co., Senior Notes	7.500%	8/1/20	1,320,000	930,600	(b)
SESI LLC, Senior Notes	7.125%	12/15/21	780,000	480,675	(b)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	730,000	357,700	(a)

Total Energy Equipment & Services				2,495,550

Oil, Gas & Consumable Fuels - 18.6%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	50,000	41,615
Apache Corp., Senior Notes	6.000%	1/15/37	280,000	232,597	(b)
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	410,000	47,150
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,304,000	146,700
California Resources Corp., Senior Notes	5.500%	9/15/21	3,550,000	497,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	520,000	312,650	(b)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	620,000	483,600	(b)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,840,000	404,800
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	2,000,000	430,000
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,000,000	760,250
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,000,000	716,276
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	800,000	580,000	(b)
Devon Energy Corp., Debentures	7.950%	4/15/32	230,000	184,069
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	625,132	667,563	(c)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	770,000	808,500	(b)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	227,000	201,962	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	260,000	182,650	(b)
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	70,000	70,614	(b)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	7.000%	8/15/21	300,000	256,500	(a)
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	550,000	577,695	(b)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	750,000	223,125
EV Energy Partners LP/EV Energy Finance Corp., Senior Notes	8.000%	4/15/19	180,000	40,500
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	1,860,000	1,897,293	(a)(b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	430,000	361,200	(b)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	3,160,000	1,690,600	(a)(b)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	644,000	611,562	(a)(b)
Kerr-McGee Corp., Notes	6.950%	7/1/24	920,000	873,296
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,260,000	1,211,547	(b)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	1,350,000	64,125
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	290,000	171,100	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,542,000	1,608,028	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	496,000	$517,268	(c)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	2,390,000	561,650	*(e)(g)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	920,000	448,500	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	900,000	256,500	*(e)(g)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	5,420,000	650,400	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	810,000	380,700	(b)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	1,050,000	645,750	(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,510,000	924,875	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	590,000	343,675	(b)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	360,000	363,702	(c)
Pacific Exploration and Production Corp., Senior Notes	5.375%	1/26/19	780,000	93,600	(a)
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	1,800,000	216,000	(a)
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	580,000	461,100	(b)
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	960,000	736,896
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	1,290,000	815,925	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,850,000	1,165,500	(b)
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	9,455,000	2,972,652	(c)
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	120,000	55,368	(c)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	1,760,667	871,530	(c)
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	1,650,000	1,806,750	(b)
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	970,000	981,931	(b)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,430,000	2,522,340	(a)(b)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	4,097,000	3,600,444	(b)
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	420,000	327,600	(a)(b)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	870,000	883,050	(a)(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	885,000	961,033	(a)(b)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	1,040,000	1,055,854	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	560,000	528,153	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	1,630,000	1,502,061	(a)
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	700,000	14,000	*(g)
Rice Energy Inc., Senior Notes	7.250%	5/1/23	2,850,000	2,294,250
Rosneft Finance SA, Senior Notes	6.625%	3/20/17	300,000	309,257	(c)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	650,000	687,197	(a)(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	1,140,000	1,026,000	(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	290,000	261,000	(a)(b)
Samson Investment Co., Senior Notes	9.750%	2/15/20	750,000	2,063	*(g)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	2,750,000	990,000
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	510,000	328,950	(a)(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,260,000	1,336,937	(a)(b)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,599,209	(a)(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	560,000	522,200	(a)(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	200,000	186,500	(b)(c)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	970,000	485,000
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	390,000	180,375
Williams Cos. Inc., Debentures	7.500%	1/15/31	170,000	131,750
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	370,000	279,350	(b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	400,950	(b)
WPX Energy Inc., Senior Notes	7.500%	8/1/20	320,000	203,200	(b)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	120,000	74,700	(b)
YPF SA, Senior Notes	8.750%	4/4/24	570,000	562,932	(a)
YPF SA, Senior Notes	8.500%	7/28/25	920,000	899,760	(a)

Total Oil, Gas & Consumable Fuels				55,780,954

TOTAL ENERGY				58,276,504

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 22.6%
Banks - 13.9%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	330,000		$301,125	(a)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	620,000		633,175	(b)(h)(i)
Bank of America Corp., Notes	6.875%	4/25/18	390,000		426,179	(b)
Bank of America Corp., Senior Notes	5.650%	5/1/18	490,000		523,358	(b)
Bank of America Corp., Senior Notes	7.625%	6/1/19	1,480,000		1,706,638	(b)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,050,000		2,646,804	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,200,000		5,268,250
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	220,000		209,845	(h)(i)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	160,000		152,240	(a)(i)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	2,360,000		2,209,550	(a)(b)(h)(i)
CIT Group Inc., Senior Notes	5.000%	8/15/22	300,000		301,875	(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,280,000		1,283,200	(b)
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	330,000		338,198
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	870,000		946,125	(a)(b)(h)(i)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,660,000		1,552,238	(a)(h)(i)
Export-Import Bank of China, Senior Notes	2.850%	9/16/20	550,000		559,376	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,870,000		1,719,932	(b)(h)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	1,400,000		1,287,562	(b)(h)(i)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	410,000		421,929	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	700,000		679,875	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	4,280,000		4,247,900	(b)(h)(i)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	2,000,000		1,992,500	(b)(h)(i)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,880,000		1,888,272	(b)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	460,000		526,700	(b)(h)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,920,000		2,960,357	(b)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	340,000		361,208	(b)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,280,000	AUD	978,391	(c)(i)
Santander Issuances SAU, Notes	5.911%	6/20/16	600,000		606,226	(a)(b)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	2,300,000		2,034,171	(c)(i)
Societe Generale SA, Junior Subordinated Bonds	7.875%	12/18/23	3,040,000		2,713,200	(a)(b)(h)(i)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	460,000		487,623	(b)(h)(i)

Total Banks					41,964,022

Capital Markets - 2.8%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	580,000		530,373
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	330,000		355,862	(b)
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	1,430,000		1,628,560	(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,500,000		2,865,892	(b)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	670,000		641,124	(b)
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	1,830,000		1,849,856	(a)(b)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	470,000		511,632	(b)

Total Capital Markets					8,383,299

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 1.2%
American Express Co., Junior Subordinated Notes	5.200%	11/15/19	540,000		$490,455	(h)(i)
American Express Co., Notes	7.000%	3/19/18	260,000		285,719	(b)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	970,000		1,080,365	(b)
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	590,000		630,197	(b)
Navient Corp., Senior Notes	6.125%	3/25/24	680,000		571,642	(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	860,000		709,500	(a)(b)

Total Consumer Finance					3,767,878

Diversified Financial Services - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	460,000		462,300	(b)
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	1,290,000		1,322,250	(a)(b)
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	800,000		794,000	(a)
International Lease Finance Corp., Senior Notes	5.750%	5/15/16	500,000		501,300	(b)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,620,000		1,713,150	(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	160,000		172,000	(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,530,000		2,934,800	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	400,000		427,000

Total Diversified Financial Services					8,326,800

Insurance - 0.6%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	460,000		469,200	(a)(b)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	280,000	GBP	377,929	(c)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	480,000		283,200	(b)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	490,000		537,163	(a)

Total Insurance					1,667,492

Real Estate Investment Trusts (REITs) - 0.3%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	480,000		430,800
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	540,000		556,200

Total Real Estate Investment Trusts (REITs)					987,000

Real Estate Management & Development - 1.0%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	480,000		416,400
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	670,000		658,275
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	850,000		881,875	(a)(b)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,110,000		1,097,512	(a)(b)

Total Real Estate Management & Development					3,054,062

TOTAL FINANCIALS					68,150,553

HEALTH CARE - 6.6%
Biotechnology - 0.1%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	410,000		358,750	(a)(b)

Health Care Equipment & Supplies - 1.7%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	550,000		487,437	(a)(d)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	1,460,000	EUR	1,638,435	(a)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	820,000		664,200	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	690,000		581,325	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	710,000		692,250	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	1,320,000		996,600

Total Health Care Equipment & Supplies					5,060,247

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - 2.7%
BioScrip Inc., Senior Notes	8.875%	2/15/21	630,000		$494,550
Centene Escrow Corp., Senior Notes	5.625%	2/15/21	650,000		680,875	(a)
Centene Escrow Corp., Senior Notes	6.125%	2/15/24	430,000		457,412	(a)
Humana Inc., Senior Notes	7.200%	6/15/18	2,000,000		2,223,116	(b)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	950,000		907,250
Select Medical Corp., Senior Notes	6.375%	6/1/21	1,020,000		923,100	(b)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,530,000		1,511,824
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,110,000		968,475	(b)

Total Health Care Providers & Services					8,166,602

Pharmaceuticals - 2.1%
DPx Holdings BV, Senior Notes	7.500%	2/1/22	490,000		469,788	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	1,350,000		1,204,875	(a)(d)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	1,160,000		1,151,300	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	320,000		291,200	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	450,000		415,125	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	1,140,000		1,080,150	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	850,000		731,527	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	1,020,000		938,400	(a)(b)

Total Pharmaceuticals					6,282,365

TOTAL HEALTH CARE					19,867,964

INDUSTRIALS - 10.0%
Aerospace & Defense - 0.7%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	420,000		427,350
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,210,000		955,900	(a)(b)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	700,000		656,250

Total Aerospace & Defense					2,039,500

Air Freight & Logistics - 0.4%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	550,000		569,937	(a)(b)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	610,000		579,500	(a)(b)

Total Air Freight & Logistics					1,149,437

Airlines - 0.6%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	266,580		277,576	(a)(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	275,676		309,791	(b)
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	900,000	GBP	1,295,717	(c)

Total Airlines					1,883,084

Building Products - 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	760,000		619,400	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	550,000		335,500	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	450,000		461,250	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	680,000		691,900	(a)

Total Building Products					2,108,050

Commercial Services & Supplies - 1.7%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	420,000		296,100	(a)
GFL Escrow Corp., Senior Notes	9.875%	2/1/21	1,020,000		1,040,400	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,620,000		1,381,050
United Rentals North America Inc., Senior Notes	8.250%	2/1/21	198,000		208,890	(b)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	948,000		1,012,578	(b)
West Corp., Senior Notes	5.375%	7/15/22	1,370,000		1,231,287	(a)(b)

Total Commercial Services & Supplies					5,170,305

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction & Engineering - 1.3%
Astaldi SpA, Senior Notes	7.125%	12/1/20	540,000	EUR	$574,721	(a)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	630,000		450,450	(a)(b)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	640,000		620,800	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	869,943		617,660	(a)(d)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	970,000		829,350	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	800,000		224,000	(a)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	1,000,000		445,000	(a)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	183,780		38,594	(a)

Total Construction & Engineering					3,800,575

Electrical Equipment - 0.4%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	560,000		556,500	(a)(b)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	490,000		389,550	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	114,170	(a)

Total Electrical Equipment					1,060,220

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000		185,000	(a)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	380,000		400,642	(a)(b)

Total Industrial Conglomerates					585,642

Machinery - 1.4%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	320,000		320,720	(a)(b)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	1,490,000		1,482,550	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	680,000		719,100	(b)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	304,000	EUR	352,203	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	272,000	EUR	315,129	(c)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	430,000	EUR	483,661	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	480,000		410,400	(a)(b)

Total Machinery					4,083,763

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,120,000		792,400	(a)(b)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	570,000		111,150	*(e)(g)

Total Marine					903,550

Road & Rail - 1.2%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,152,000		1,117,440	(a)(b)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	140,000		90,300	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	1,600,000		1,610,000	(a)(b)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	1,180,000		890,900	(a)

Total Road & Rail					3,708,640

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,400,000		1,340,500	(b)

Transportation - 0.4%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	451,000		455,510	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,090,000		768,450	(a)(d)

Total Transportation					1,223,960

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation Infrastructure - 0.3%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	220,000		$227,425	(a)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	750,000		692,812	(a)

Total Transportation Infrastructure					920,237

TOTAL INDUSTRIALS					29,977,463

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.2%
CommScope Technologies Finance LLC, Senior Notes	6.000%	6/15/25	670,000		666,650	(a)(b)

Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	710,000		670,063	(b)

Internet Software & Services - 0.3%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	350,000		335,562	(a)(d)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	590,000		623,925

Total Internet Software & Services					959,487

IT Services - 1.1%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	980,000		384,650	(a)(e)
First Data Corp., Secured Notes	5.750%	1/15/24	500,000		504,375	(a)
First Data Corp., Senior Secured Notes	6.750%	11/1/20	663,000		701,454	(a)(b)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,590,000		1,618,827	(a)(b)

Total IT Services					3,209,306

Semiconductors & Semiconductor Equipment - 0.3%
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	850,000		785,092	(b)

Software - 0.3%
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	890,000	EUR	1,006,914	(a)

Technology Hardware, Storage & Peripherals - 0.4%
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	1,500,000		1,151,247

TOTAL INFORMATION TECHNOLOGY					8,448,759

MATERIALS - 10.4%
Chemicals - 1.7%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	382,000		369,155	(a)(b)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	250,000		225,000	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	380,000		253,650
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	390,000		255,450	(a)(d)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	792,000	EUR	860,501	(a)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	549,000		558,608	(b)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	250,000		254,375	(a)(b)
OCP SA, Senior Notes	5.625%	4/25/24	800,000		817,000	(a)
OCP SA, Senior Notes	4.500%	10/22/25	640,000		598,227	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	1,050,000		858,375	(a)(b)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	200,000		147,000	(a)(b)

Total Chemicals					5,197,341

Construction Materials - 0.7%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	360,000		336,600	(a)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	140,000		130,900	(c)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	550,000		580,250	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	780,000		499,200	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	680,000		323,000	(a)(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	230,000		103,500	(a)(b)

Total Construction Materials					1,973,450

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 2.5%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	738,280		$692,137	(a)(d)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	1,700,000	EUR	1,923,320	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	1,080,000		1,116,450	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,120,000		935,200	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	840,000		672,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	150,000		129,750
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,890,000		1,634,850
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	540,000		457,650	(a)(b)

Total Containers & Packaging					7,561,357

Metals & Mining - 4.9%
ArcelorMittal, Senior Notes	8.000%	10/15/39	870,000		688,605	(b)
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	1,420,000		1,088,075	(a)(b)
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,640,000		1,586,700	(a)(b)(i)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	360,000		367,107	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	1,000,000		1,007,638	(a)(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	600,000		604,583	(b)(c)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	1,920,000		1,814,400	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	580,000		397,300
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	410,000		272,650
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	440,000		277,750	(a)
Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	117,000		77,805
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	810,000		50,625	*(a)(e)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	9,716		0	(a)(e)(f)(j)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	470,000		482,925	(a)(b)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	550,000	EUR	617,120	(a)(d)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	900,000		958,500	(a)(b)(d)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	500,000		501,250	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,200,000		1,654,087	(b)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	370,000		380,175	(b)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,383,000		1,846,825

Total Metals & Mining					14,674,120

Paper & Forest Products - 0.6%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	202,000		227,107	(b)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	245,000		251,989	(b)
Inversiones CMPC SA, Notes	4.375%	5/15/23	260,000		256,096	(a)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	460,000		473,403	(a)(b)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	310,000		311,872	(a)(b)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	550,000		291,500	(b)

Total Paper & Forest Products					1,811,967

TOTAL MATERIALS					31,218,235

TELECOMMUNICATION SERVICES - 15.6%
Diversified Telecommunication Services - 10.2%
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	630,000		669,059	(a)(b)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	790,000		785,325	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Telecommunication Services - (continued)
British Telecommunications PLC, Bonds	9.625%	12/15/30	240,000		$344,392	(b)
CCOH Safari LLC, Senior Notes	5.750%	2/15/26	1,630,000		1,638,362	(a)(b)
CenturyLink Inc., Senior Notes	7.650%	3/15/42	3,830,000		3,159,750	(b)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	270,000		249,938	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	1,610,000		1,618,050	(a)(b)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	3,100,000		2,170,000
Intelsat Luxembourg SA, Senior Bonds	7.750%	6/1/21	1,060,000		323,300
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	1,210,000		375,100
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	190,000		248,294	(b)
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	375,000		394,219	(b)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,700,000		675,000	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,000,000		250,000	(c)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	400,000		440,449	(a)(b)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,000,000		2,921,250	(a)(b)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	3,000,000		3,216,438	(b)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	6,000,000		6,803,352	(b)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,540,000		1,279,663	(b)
Windstream Services LLC, Senior Notes	7.750%	10/1/21	3,670,000		2,979,581	(b)
Windstream Services LLC, Senior Notes	6.375%	8/1/23	330,000		240,900	(b)

Total Diversified Telecommunication Services					30,782,422

Wireless Telecommunication Services - 5.4%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	140,000	EUR	146,588	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,470,000		1,455,300	(a)(b)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	504,000		535,039	(b)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	380,000		409,925	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	810,000		856,575	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	1,930,000		2,089,225	(a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000		408,800
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,350,000		1,046,250
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	1,780,000		1,856,718	(a)(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,200,000		948,000
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,490,000		1,270,225
Sprint Corp., Senior Notes	7.875%	9/15/23	3,110,000		2,316,950
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,190,000		1,231,650	(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	820,000		860,725	(a)(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	460,000		473,317	(c)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	250,000		257,238	(a)(b)

Total Wireless Telecommunication Services					16,162,525

TOTAL TELECOMMUNICATION SERVICES					46,944,947

UTILITIES - 3.2%
Electric Utilities - 1.2%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	370,000		372,313	(a)(b)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	350,000		336,875	(a)(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	370,000		421,941	(c)
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,150,000		1,116,937	(b)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	1,180,000		1,215,400	(b)

Total Electric Utilities					3,463,466

Gas Utilities - 0.3%
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	320,000		307,200	(a)(b)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	480,000		472,200	(a)(b)

Total Gas Utilities					779,400

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 1.7%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,851,000	$1,966,688	(a)(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	2,240,877	2,187,656
Mirant Mid Atlantic LLC, Pass-Through Certificates, Senior Secured Notes	9.125%	6/30/17	63,933	61,136
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	1,000,000	1,050,874	(a)

Total Independent Power and Renewable Electricity Producers				5,266,354

TOTAL UTILITIES				9,509,220

TOTAL CORPORATE BONDS & NOTES (Cost - $363,757,109)				331,628,009

ASSET-BACKED SECURITIES - 0.5%
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	110,125	1	*(a)(e)(g)
Greenpoint Manufactured Housing, 1999-2 A2	3.029%	3/18/29	425,000	372,388	(i)
Greenpoint Manufactured Housing, 1999-3 2A2	3.565%	6/19/29	200,000	174,000	(i)
Greenpoint Manufactured Housing, 1999-4 A2	3.913%	2/20/30	200,000	174,000	(i)
Greenpoint Manufactured Housing, 2001-2 IA2	3.924%	2/20/32	250,000	228,714	(i)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.831%	3/13/32	425,000	383,881	(i)
SAIL Net Interest Margin Notes, 2003-6A A	7.000%	7/27/33	14,101	0	*(a)(e)(g)(j)
SAIL Net Interest Margin Notes, 2003-7A A	7.000%	7/27/33	42,974	13,635	*(a)(e)(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,473,049)				1,346,619

CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	220,000	189,178

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	802,266	340,963	(a)(d)(e)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,005,258)				530,141

SENIOR LOANS - 1.7%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	710,000	711,775	(k)(l)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	560,000	562,800	(k)(l)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	426,775	268,868	(k)(l)

TOTAL CONSUMER DISCRETIONARY				1,543,443

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	310,000	306,513	(k)(l)

ENERGY - 0.6%
Energy Equipment & Services - 0.3%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	1,530,000	960,075	(k)(l)

Oil, Gas & Consumable Fuels - 0.3%
Magnum Hunter Resources Inc., DIP Term Loan	9.000%	9/15/16	525,000	525,000	(e)(k)(l)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	431,097	265,124	(k)(l)

Total Oil, Gas & Consumable Fuels				790,124

TOTAL ENERGY				1,750,199

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	517,400	450,138	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 0.2%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	700,000	$643,125	(k)(l)

TOTAL HEALTH CARE				1,093,263

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	625,275	515,852	(k)(l)

TOTAL SENIOR LOANS (Cost - $6,197,883)				5,209,270

SOVEREIGN BONDS - 17.1%
Argentina - 1.8%
Republic of Argentina, Senior Bonds	7.000%	4/17/17	2,120,000	2,143,433
Republic of Argentina, Senior Notes	8.280%	12/31/33	2,677,893	3,158,574

Total Argentina				5,302,007

Armenia - 0.1%
Republic of Armenia, Senior Notes	6.000%	9/30/20	460,000	447,350	(c)

Colombia - 1.6%
Republic of Colombia, Senior Bonds	11.750%	2/25/20	544,000	700,400	(b)
Republic of Colombia, Senior Bonds	4.000%	2/26/24	540,000	521,100	(b)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	2,392,000	2,601,300	(b)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	330,000	315,975	(b)
Republic of Colombia, Senior Notes	7.375%	3/18/19	498,000	557,760	(b)

Total Colombia				4,696,535

Costa Rica - 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	890,000	753,162	(a)(b)

Croatia - 0.4%
Republic of Croatia, Senior Notes	6.625%	7/14/20	370,000	402,774	(a)(b)
Republic of Croatia, Senior Notes	5.500%	4/4/23	450,000	470,044	(c)
Republic of Croatia, Senior Notes	5.500%	4/4/23	410,000	428,262	(a)(b)

Total Croatia				1,301,080

Dominican Republic - 0.8%
Dominican Republic, Senior Notes	6.850%	1/27/45	2,490,000	2,334,375	(a)(b)

Ecuador - 0.3%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,260,000	992,250	(a)

Egypt - 0.1%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	240,000	206,700	(a)(b)

El Salvador - 0.1%
Republic of El Salvador, Notes	6.375%	1/18/27	300,000	255,750	(a)

Gabon - 0.2%
Gabonese Republic, Bonds	6.375%	12/12/24	470,000	382,124	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	320,000	260,000	(a)

Total Gabon				642,124

Ghana - 0.3%
Republic of Ghana, Bonds	8.125%	1/18/26	540,000	404,050	(a)(b)
Republic of Ghana, Bonds	10.750%	10/14/30	430,000	395,634	(a)

Total Ghana				799,684

Honduras - 0.2%
Republic of Honduras, Senior Notes	7.500%	3/15/24	500,000	525,587	(c)

Hungary - 0.5%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,414,000	1,603,914

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Indonesia - 1.8%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	165,000	$179,732	(c)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	2,900,000	3,160,377	(c)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,642,000	1,819,334	(a)(b)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	420,000	401,796	(a)

Total Indonesia				5,561,239

Ivory Coast - 0.6%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	2,140,000	1,897,720	(c)

Jamaica - 0.2%
Government of Jamaica, Senior Notes	6.750%	4/28/28	520,000	527,800

Kenya - 0.1%
Republic of Kenya, Senior Notes	6.875%	6/24/24	330,000	304,425	(a)

Lithuania - 0.5%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	1,300,000	1,508,260	(a)(b)

Mexico - 0.7%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	124,000	138,415	(b)
United Mexican States, Senior Notes	3.625%	3/15/22	1,840,000	1,885,080	(b)
United Mexican States, Senior Notes	4.000%	10/2/23	4,000	4,124	(b)

Total Mexico				2,027,619

Namibia - 0.1%
Republic of Namibia, Senior Notes	5.250%	10/29/25	420,000	399,491	(a)

Pakistan - 0.2%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	500,000	513,673	(a)(b)

Panama - 0.0%
Republic of Panama, Senior Bonds	6.700%	1/26/36	1,000	1,255	(b)

Peru - 1.6%
Republic of Peru, Senior Bonds	7.350%	7/21/25	50,000	64,000	(b)
Republic of Peru, Senior Bonds	8.750%	11/21/33	2,314,000	3,309,020
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,083,000	1,307,722	(b)
Republic of Peru, Senior Bonds	5.625%	11/18/50	39,000	41,828	(b)

Total Peru				4,722,570

Philippines - 0.4%
Republic of Philippines, Senior Bonds	3.950%	1/20/40	1,200,000	1,288,313	(b)

Poland - 0.9%
Republic of Poland, Senior Notes	5.125%	4/21/21	890,000	1,001,382	(b)
Republic of Poland, Senior Notes	5.000%	3/23/22	1,582,000	1,782,787	(b)

Total Poland				2,784,169

Russia - 2.0%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	1,000,000	1,034,175	(a)(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	1,275,977	1,560,122	(c)
Russian Foreign Bond - Eurobond, Senior Bonds	5.875%	9/16/43	3,400,000	3,384,704	(a)(b)

Total Russia				5,979,001

Senegal - 0.1%
Republic of Senegal, Bonds	6.250%	7/30/24	250,000	227,838	(c)

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	290,000	251,787	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Turkey - 0.7%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	270,000	$286,974	(b)
Republic of Turkey, Senior Bonds	4.250%	4/14/26	1,180,000	1,120,727	(b)
Republic of Turkey, Senior Notes	6.750%	5/30/40	602,000	673,488	(b)

Total Turkey				2,081,189

Uruguay - 0.4%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	670,000	603,000	(b)
Republic of Uruguay, Senior Notes	4.375%	10/27/27	566,267	571,930

Total Uruguay				1,174,930

Vietnam - 0.1%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	200,000	221,464	(c)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	200,000	196,527	(a)(b)

Total Vietnam				417,991

TOTAL SOVEREIGN BONDS (Cost - $50,083,664)				51,529,788

			SHARES
COMMON STOCKS - 2.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			46,209	0	*(e)(f)(j)

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc.			25,348	32,699	*

FINANCIALS - 1.2%
Banks - 1.2%
Citigroup Inc.			75,394	2,929,057	(b)
JPMorgan Chase & Co.			12,923	727,565	(b)

TOTAL FINANCIALS				3,656,622

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Physiotherapy Associates Holdings Inc.			8,500	934,490	*(e)(f)

INDUSTRIALS - 0.2%
Marine - 0.1%
DeepOcean Group Holding AS			56,705	263,735	*(e)(f)

Trading Companies & Distributors - 0.1%
H&E Equipment Services Inc.			33,642	443,065	(b)

TOTAL INDUSTRIALS				706,800

MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd.			1,991,337	117,969	*(e)(f)

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Axtel SAB de CV, ADR			147,720	436,203	*(a)

TOTAL COMMON STOCKS (Cost - $7,860,543)				5,884,783

CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rex Energy Corp. (Cost - $610,350)	6.000%		8,500	31,875

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 1.2%
FINANCIALS - 1.2%
Capital Markets - 0.4%
State Street Corp.	5.900%		50,776	$1,325,254	(i)

Consumer Finance - 0.7%
GMAC Capital Trust I	6.402%		90,029	2,184,103	(i)

Diversified Financial Services - 0.1%
Citigroup Capital XIII	6.988%		5,950	151,844	(i)

TOTAL PREFERRED STOCKS (Cost - $3,608,318)				3,661,201

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84 SAR (Cost - $201,738)		1/12/17	9,427,000	97,032

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $434,797,912)				399,918,718

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreements - 2.6%
Deutsche Bank Securities Inc. repurchase agreement dated 2/29/16; Proceeds at maturity - $8,000,067; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/17; Market value - $8,160,000) (Cost - $8,000,000)	0.300%	3/1/16	8,000,000	8,000,000

			SHARES
Money Market Funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,082,391)	0.276%		1,082,391	1,082,391

TOTAL SHORT-TERM INVESTMENTS (Cost - $9,082,391)				9,082,391

TOTAL INVESTMENTS - 136.0% (Cost - $443,880,303#)				409,001,109
Liabilities in Excess of Other Assets - (36.0)%				(108,226,715)

TOTAL NET ASSETS - 100.0%				$300,774,394

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Illiquid security.

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	The coupon payment on these securities is currently in default as of February 29, 2016.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(j)	Value is less than $1.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
AUD	— Australian Dollar
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$43,835,465	$633,605		$44,469,070
Materials	—	31,218,235	0	*	31,218,235
Other Corporate Bonds & Notes	—	255,940,704	—		255,940,704
Asset-Backed Securities	—	998,619	348,000		1,346,619
Convertible Bonds & Notes	—	530,141	—		530,141
Senior Loans:
Consumer Discretionary	—	1,543,443	—		1,543,443
Consumer Staples	—	—	306,513		306,513
Energy	—	960,075	790,124		1,750,199
Health Care	—	643,125	450,138		1,093,263
Utilities	—	—	515,852		515,852
Sovereign Bonds	—	51,529,788	—		51,529,788
Common Stocks:
Consumer Discretionary	—	—	0	*	0	*
Health Care	—	—	934,490		934,490
Industrials	$443,065	—	263,735		706,800
Materials	—	—	117,969		117,969
Telecommunication Services	—	436,203	—		436,203
Other Common Stocks	3,689,321	—	—		3,689,321
Convertible Preferred Stocks	31,875	—	—		31,875
Preferred Stocks	3,661,201	—	—		3,661,201
Purchased Options	—	97,032	—		97,032

Total Long-Term Investments	$7,825,462	$387,732,830	$4,360,426		$399,918,718

Short-Term Investments†
Repurchase Agreements	—	$8,000,000	—		$8,000,000
Money Market Funds	$1,082,391	—	—		1,082,391

Total Short-Term Investments	$1,082,391	$8,000,000	—		$9,082,391

Total Investments	$8,907,853	$395,732,830	$4,360,426		$409,001,109

Other Financial Instruments:
Futures Contracts	$7,803	—	—		$7,803
Forward Foreign Currency Contracts	—	$1,194,182	—		1,194,182

Total Other Financial Instruments	$7,803	$1,194,182	—		$1,201,985

Total	$8,915,656	$396,927,012	$4,360,426		$410,203,094

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$11,094	—	—		$11,094
Forward Foreign Currency Contracts	—	$298,936	—		298,936

Total	$11,094	$298,936	—		$310,030

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At February 29, 2016, securities valued at $31,875 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INDUSTRIALS	MATERIALS		UTILITIES	ASSET-BACKED SECURITIES
Balance as of May 31, 2015	$891,906	$1,091,622	$0	*	$1,454,074	$348,000
Accrued premiums/discounts	12,376	4,576	—		269	3,060
Realized gain (loss)	—	617	—		(1,985)	—
Change in unrealized appreciation (depreciation)[1]	(58,468)	(41,907)	(96)		(137,000)	(3,060)
Purchases	79,530	—	96		—	—
Sales	(291,739)	(467,541)	—		(137,284)	—
Transfers into Level 3[2]	—	—	—		—	—
Transfers out of Level 3[3]	—	(587,367)	—		(1,178,074)	—

Balance as of February 29, 2016	$633,605	—	$0	*	—	$348,000

Net change in unrealized appreciation (depreciation) for investments in securities still held at February 29, 2016[1]	$(58,468)	—	$(96)		—	$(3,060)

	SENIOR LOANS
INVESTMENTS IN SECURITIES CONT’D	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	UTILITIES
Balance as of May 31, 2015	$724,200	$313,875	$559,298	—	—
Accrued premiums/discounts	1,212	944	3,754	$476	—
Realized gain (loss)	—	—	2,920	31	—
Change in unrealized appreciation (depreciation)[1]	(13,637)	(8,306)	(158,345)	(61,269)	—
Purchases	—	—	510,000	513,500	—
Sales	—	—	(127,503)	(2,600)	—
Transfers into Level 3[2]	—	—	—	—	$515,852
Transfers out of Level 3[3]	(711,775)	—	—	—	—

Balance as of February 29, 2016	—	$306,513	$790,124	$450,138	$515,852

Net change in unrealized appreciation (depreciation) for investments in securities still held at February 29, 2016[1]	—	$(8,306)	$(158,345)	$(61,269)	—

	COMMON STOCKS
INVESTMENTS IN SECURITIES CONT’D	CONSUMER DISCRETIONARY		HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of May 31, 2015	$0	*	$705,500	$533,991	—	$6,622,466
Accrued premiums/discounts	—		—	—	—	26,667
Realized gain (loss)	—		—	—	—	1,583
Change in unrealized appreciation (depreciation)[1]	—		228,990	(270,256)	—	(523,354)
Purchases	—		—	—	—	1,103,126
Sales	—		—	—	—	(1,026,667)
Transfers into Level 3[2]	—		—	—	$117,969	633,821
Transfers out of Level 3[3]	—		—	—	—	(2,477,216)

Balance as of February 29, 2016	$0	*	$934,490	$263,735	$117,969	$4,360,426

Net change in unrealized appreciation (depreciation) for investments in securities still held at February 29, 2016[1]	—		$228,990	$(270,256)	—	$(330,810)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,352,283
Gross unrealized depreciation	(48,231,477)

Net unrealized depreciation	$(34,879,194)

At February 29, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro	51	3/16	$6,931,385	$6,939,188	$7,803
U.S. Treasury 10-Year Notes	11	6/16	1,438,528	1,435,672	(2,856)
U.S. Treasury Ultra Long-Term Bonds	13	6/16	2,259,269	2,251,031	(8,238)

Net unrealized depreciation on open futures contracts					$(3,291)

At February 29, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,697,577	USD	1,849,510	Bank of America N.A.	4/12/16	$(534)
INR	239,557,744	USD	3,493,368	Bank of America N.A.	5/13/16	(41,805)
EUR	2,400,000	USD	2,690,472	Barclays Bank PLC	5/13/16	(73,804)
USD	5,846,215	MXN	108,421,562	Barclays Bank PLC	5/13/16	(98,979)
MXN	52,397,085	USD	2,760,822	Citibank N.A.	5/13/16	112,322
USD	1,945,203	EUR	1,721,465	Citibank N.A.	5/13/16	68,327
USD	1,760,783	GBP	1,220,000	Citibank N.A.	5/13/16	62,291
USD	440,601	PLN	1,746,895	Citibank N.A.	5/13/16	3,544
USD	3,557,101	SGD	5,064,600	Citibank N.A.	5/13/16	(38,350)
EUR	1,800,000	USD	2,007,965	UBS AG	5/13/16	(45,464)
USD	23,169,434	EUR	20,653,617	UBS AG	5/13/16	651,245
USD	4,380,604	EUR	3,860,753	UBS AG	5/13/16	171,308
USD	1,707,240	GBP	1,180,876	UBS AG	5/13/16	63,216
USD	1,814,246	GBP	1,258,661	UBS AG	5/13/16	61,929

Total						$895,246

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
MXN	— Mexican Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 20, 2016